           SUPPLEMENT DATED DECEMBER 16, 2005 TO THE PROSPECTUS DATED
          MAY 1, 2005 OF THE DIVERSIFIED INSTITUTIONAL FUNDS GROUP AND
            THE DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

DIVERSIFIED INSTITUTIONAL SMALL-CAP GROWTH FUND

     Effective December 13, 2005, Diversified Investment Advisors, Inc. ("Diversified") terminated its Investment Subadvisory Agreement with Delaware Management Company with respect to the Small-Cap Growth Portfolio and entered into a new Investment Subadvisory Agreement with Trusco Capital Management, Inc. ("Trusco"), a wholly-owned subsidiary of SunTrust Banks, Inc. Trusco was founded in 1984 and has been a registered investment adviser since 1985. The principal business address of Trusco is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303.

     Mark D. Garfinkel, CFA, is responsible for the day-to-day supervision of the Small-Cap Growth Portfolio on behalf of Trusco. Mr. Garfinkel has served as a Managing Director of Trusco since 1994. He has more than 18 years of investment experience.

Form No. 3155 (Rev. 12/05)                                              33-61810
                                                                       333-00295

           SUPPLEMENT DATED DECEMBER 16, 2005 TO THE PROSPECTUS DATED
            MAY 1, 2005 OF THE DIVERSIFIED INVESTORS FUNDS GROUP AND
              THE DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

DIVERSIFIED INVESTORS SMALL-CAP GROWTH FUND

     Effective December 13, 2005, Diversified Investment Advisors, Inc. ("Diversified") terminated its Investment Subadvisory Agreement with Delaware Management Company with respect to the Small-Cap Growth Portfolio and entered into a new Investment Subadvisory Agreement with Trusco Capital Management, Inc. ("Trusco"), a wholly-owned subsidiary of SunTrust Banks, Inc. Trusco was founded in 1984 and has been a registered investment adviser since 1985. The principal business address of Trusco is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303.

     Mark D. Garfinkel, CFA, is responsible for the day-to-day supervision of the Small-Cap Growth Portfolio on behalf of Trusco. Mr. Garfinkel has served as a Managing Director of Trusco since 1994. He has more than 18 years of investment experience.

Form No. 2891 (Rev. 12/05)                                              33-61810
                                                                       333-00295

                   SUPPLEMENT DATED DECEMBER 16, 2005 TO THE
             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2005
                    OF THE DIVERSIFIED INVESTORS FUNDS GROUP
                   THE DIVERSIFIED INSTITUTIONAL FUNDS GROUP
              THE DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS
            THE DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

DIVERSIFIED INVESTORS SMALL-CAP GROWTH FUND
DIVERSIFIED INSTITUTIONAL SMALL-CAP GROWTH FUND

    Effective December 13, 2005, Diversified Investment Advisors, Inc. ("Diversified") terminated its Investment Subadvisory Agreement with Delaware Management Company with respect to the Small-Cap Growth Portfolio and entered into a new Investment Subadvisory Agreement with Trusco Capital Management, Inc. ("Trusco"), a wholly-owned subsidiary of SunTrust Banks, Inc. Trusco was founded in 1984 and has been a registered investment adviser since 1985. The principal business address of Trusco is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303.

    Mark D. Garfinkel, CFA, is responsible for the day-to-day supervision of the Small-Cap Growth Portfolio on behalf of Trusco. Mr. Garfinkel has served as a Managing Director of Trusco since 1994. He has more than 18 years of investment experience.

    As of September 30, 2005, Mr. Garfinkel managed assets for (i) two registered investment companies having approximately $1,444,579,216 in total assets, (ii) one other pooled investment vehicle having approximately $28,129,321 in total assets, and (iii) 16 other accounts having approximately $481,061,496 in total assets. Trusco's advisory fee was not based on performance for any of the aforementioned registered investment companies, other pooled investment vehicles, or other accounts.

    Portfolio managers earn competitive salaries from Trusco. In addition, portfolio managers are eligible to receive bonuses based on the performance of the specific funds they manage. Investment results are the basis for determining if such bonuses are paid. Investment results are determined by comparing the relevant fund's pre-tax total returns to that same fund's benchmarks and peer groups over multi-year periods, as applicable. Where a portfolio manager manages multiple funds, each fund is weighted based on the following criteria: each fund's market value, its relative strategic importance to Trusco and its clients, as well as its potential asset growth.

    All full-time employees of Trusco, including portfolio managers, are provided a benefits package on substantially similar terms. The percentage of each individual's compensation provided by these benefits is dependent upon length of employment, salary level, and several other factors. In addition, certain portfolio managers may be eligible for one or more of the following additional benefit plans:

    - 401 Excess Plan -- This plan provides benefits which would otherwise be provided under the qualified cash or deferred ESOP plan adopted by Trusco, were it not for the imposition of certain statutory limits on qualified plan benefits. Certain select individuals within specific salary levels may be eligible for this plan. Participation in the plan must be approved by the individual's senior executive for the business.

    - ERISA Excess Retirement Plan -- This plan provides for benefits to certain executives that cannot be paid to them under tax qualified pension plans as a result of federal restrictions. Certain select individuals within specific salary levels may be eligible for this plan. Participation in the plan must be approved by the individual's senior executive for the business.

    - Voluntary Functional Incentive Plan Deferral -- This plan is a provision of a SunTrust Deferred Compensation Plan, which allows participants of selected annual incentive plans to voluntarily defer portions of their incentive. Eligibility to participate in this plan is offered to employees of selected incentive plans who earn above a specified level of total compensation in the year prior to their deferral.

      Trusco's annual incentive plans available to investment professionals offer this provision to employees who meet the compensation criteria level.

    - Stock Option Awards -- Stock options are granted annually to certain select individuals in specific compensation grade levels. Participation must be approved by the individual's senior executive for the business.

    - Restricted Stock Awards -- Restricted stock awards are granted to certain select individuals on a case-by-case basis to address special retention issues. Most salaried employees of SunTrust are eligible for restricted stock awards. The awards often vest based on the recipient's continued employment with Trusco, but these awards may also carry additional vesting requirements, including performance conditions.

    The relative mix of compensation represented by investment results, bonus and salary will vary depending on the individual's results, contributions to the organization, adherence to portfolio compliance and other factors.

    As of September 30, 2005, Mr. Garfinkel did not beneficially own securities in any of the Funds that invest in the Small-Cap Growth Portfolio.

ALL FUNDS

    Each of the Funds may acquire securities of other investment companies, subject to the limitations of the 1940 Act. Each of the Diversified Investors Money Market, Bond (other than Stephens Intermediate Bond), Balanced and Stock Funds and each of the Diversified Institutional Money Market, Bond, Balanced and Stock Funds seeks its investment objective by investing all of its assets in an underlying Portfolio having the same investment objectives and policies as the applicable Diversified Investors Fund and Diversified Institutional Fund. In addition, each Portfolio may acquire securities of other investment companies, subject to the limitations of the 1940 Act. Except as otherwise permitted by the 1940 Act and the Portfolio's investment restrictions, no Portfolio may purchase securities of another investment company if, immediately after such purchase:
(a) the Portfolio would own more than 3% of the voting securities of such company, (b) the Portfolio would have more than 5% of its total assets invested in the securities of such company, or (c) the Portfolio would have more than 10% of its total assets invested in the securities of all such investment companies. In addition, except as otherwise permitted by applicable law, a Portfolio may not purchase securities issued by a closed-end investment company if, immediately after such purchase, the Portfolio and any other Portfolios together own more than 10% of the voting securities of such closed-end fund. Should a Portfolio purchase securities of other investment companies, shareholders may incur additional management, advisory, and distribution fees.

    Securities of other investment companies that may be purchased by the Portfolios include exchange-traded funds ("ETFs"). ETFs are typically structured as investment companies whose securities are traded over an exchange at their market price. ETFs generally represent a portfolio of securities designed to track a particular market index or other group of securities. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market pending the purchase of individual securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although the potential lack of liquidity of an ETF could result in it being more volatile. There is also a risk that the general level of securities prices may decline, thereby adversely affecting the value of ETFs invested in by a Portfolio. Moreover, a Portfolio's investments in ETFs may not exactly match the performance of a direct investment in the respective indices or portfolios of securities to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities. Additionally, ETFs have management fees which increase their costs.

Form No. 3157 (Rev. 12/05)                                              33-61810
                                                                       333-00295